TO OUR SHAREHOLDERS                                               JULY 31, 1997



We are pleased to present MassMutual Corporate Investors' report for the first six months of 1997.

There are several noteworthy items to report this quarter: 1) An increase in the quarterly dividend; 2) Higher quarterly net investment income; 3) An all-time high net asset value; and 4) Significant realized capital gains.

The net assets of the Trust hit another all-time high level at $45.54 per share at June 30, 1997. This translated into a 10.1% return for the quarter, and 14.5% year-to-date, as measured by change in net assets with reinvestment of dividends.

Net investment income of the Trust for the second quarter was also higher at $3,066,951 or 72.0 cents per share versus $3,057,559 or 71.8 cents per share for the quarter ended March 31. For the six months ended June 30, 1997, net investment income was $6,124,510 or $1.44 per share as compared to $5,459,746 or $1.28 per share for the same period last year. Reflecting this increase, the Trustees raised the quarterly dividend to $.73 per share payable on August 14, 1997 to shareholders of record on July 31, 1997, up from the $.71 per share level a quarter ago.

There were significant positive events that occurred in the portfolio during the quarter. Telex Communications Corp. is a company to which we made a private placement loan in 1989. We held $2,500,000 of its 14.5% subordinated notes and nominal cost warrants until 1994, when the company underwent a recapitalization and our loan was repaid at a $135,938 gain. However, we held our warrants and participated in the recapitalization by buying $1,500,000 of their 12% publicly traded bonds. On May 6, 1997, Telex was acquired at a price which gave us a $5,899,831 gain on our warrants as well as a $218,895 gain on our bonds. Another investment, PanEnergy Corporation (originally our note was with Grand Valley Gas Company) was acquired by Duke Power Corporation. As a result, our $3 million convertible note was converted and our stock sold for a gain of nearly $3.2 million. Other significant gains realized during the quarter were in Kuhlman Corporation ($1.7 million) and CompuCom Systems, Inc. ($1.8 million). We have converted our sale of CompuCom, with our original $3 million invested yielding total gains of $8.1 million over the past the several years. We also completed the sale of our holdings in Monro Muffler Brake Inc. where over the past several years we realized $5.2 million in gains on our $2 million 1985 investment. Our total net gains for the first six months amounted to $20,043,777 or $4.71 per share of which $2,304,716, or $.54 per share represents short-term gains which are required to be distributed to shareholders each year.

We closed on three new private placement investments during the second quarter. We were able to help Eagle Pacific Industries, Inc., the sixth largest extruder of small and medium diameter plastic pipe and tubing, refinance some of its existing debt as well as finance the construction of additional manufacturing capacity. We helped finance the purchase of Truseal Technologies, Inc., a manufacturer of sealant systems for windows and doors, and Hartzell Manufacturing, Inc., an engineering, manufacturing, and assembly services company, both of which were purchased by buyout sponsors with whom we have solid relationships. For a more complete description of our investments in these companies, see the Schedule of Investments section of this report.

The Trustees and management appreciate the continued interest and support of the shareholders of Corporate Investors.

                                                 Sincerely,

                                                 /s/ Stuart H. Reese

                                                 Stuart H. Reese
                                                 President

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 and 1996
(Unaudited)

                                                                                                   MASSMUTUAL CORPORATE INVESTORS
                                                                                                    1997                    1996
                                                                                                 ------------           ------------
Assets:
Investments (Notes 2A, 2B and 5)
  (See Schedule of Investments)
Corporate restricted securities at fair value
  (Cost 1997 - $152,342,683; 1996 - $116,423,554)                                                $159,255,782           $124,691,206
Corporate public securities at market value
  (Cost 1997 - $45,197,831; 1996 - $68,814,467)                                                    48,661,820             72,559,344
Short-term securities at cost plus earned discount which
  approximates market value                                                                           770,000                425,000
                                                                                                 ------------           ------------
                                                                                                  208,687,602            197,675,550

Cash                                                                                                  229,270              1,392,888
Interest and dividends receivable, net                                                              3,409,116              3,364,756
Receivable for investments sold                                                                     4,334,276              1,107,343
Other assets                                                                                            8,669                  8,085
                                                                                                 ------------           ------------
     Total assets                                                                                $216,668,933           $203,548,622
                                                                                                 ============           ============

Liabilities:
Payable for investments purchased                                                                $  1,871,000           $  2,727,481
Management fee payable (Note 3)                                                                       726,885                674,565
Note payable (Note 4)                                                                              20,000,000             20,000,000
Interest payable (Note 4)                                                                             136,211                136,211
Accrued expenses                                                                                       98,963                126,284
                                                                                                 ------------           ------------
     Total liabilities                                                                             22,833,059             23,664,541
                                                                                                 ============           ============

Net Assets:
Common shares, par value $1.00 per share;
 an unlimited number authorized                                                                     4,256,724              4,256,724
Additional paid-in capital                                                                         98,590,717             98,590,717
Retained net realized gain on investments, prior years                                             57,447,542             45,926,213
Undistributed net investment income (Note 2D)                                                       3,120,026              2,703,592
Undistributed net realized gain on investments                                                     20,043,777             16,394,306
Net unrealized appreciation of investments (Notes 2A, 2B and 5)                                    10,377,088             12,012,529
                                                                                                 ------------           ------------

     Total net assets                                                                             193,835,874            179,884,081
                                                                                                 ------------           ------------

     Total liabilities and net assets                                                            $216,668,933           $203,548,622
                                                                                                 ============           ============

Common shares issued and outstanding                                                                4,256,724              4,256,724
                                                                                                 ============           ============

Net asset value per share                                                                        $      45.54           $      42.26
                                                                                                 ============           ============

                       See Notes to Financial Statements

STATEMENT OF OPERATIONS                          MASSMUTUAL CORPORATE INVESTORS
For the six months ended June 30, 1997 and 1996
(Unaudited)


                                                                                                       1997                1996
                                                                                                   ------------        ------------
Investment Income (Note 2B):
Interest                                                                                           $  7,935,645        $  7,331,406
Dividends                                                                                               266,632             143,753
                                                                                                   ------------        ------------
    Total  income                                                                                     8,202,277           7,475,159
                                                                                                   ============        ============
Expenses:
Management fee (Note 3)                                                                               1,398,254           1,314,156
Trustees' fees and expenses                                                                              52,700              48,786
Transfer Agent/Registrar's expenses                                                                      39,706              62,545
Interest (Note 4)                                                                                       533,000             533,000
Reports to shareholders                                                                                  14,520              17,040
Audit and legal                                                                                          28,515              25,115
Other                                                                                                    11,072              14,771
                                                                                                   ------------        ------------
    Total  expenses                                                                                   2,077,767           2,015,413
                                                                                                   ------------        ------------

Net investment income                                                                                 6,124,510           5,459,746
                                                                                                   ------------        ------------

Net realized and unrealized gain (loss) on investments (Notes 2A and 2B):
Net realized gain on investments                                                                     20,043,777          16,394,306
Net change in unrealized appreciation/depreciation of investments                                    (1,579,352)         (7,553,308)
                                                                                                   ------------        ------------

    Net gain on investments                                                                          18,464,425           8,840,998
                                                                                                   ------------        ------------

Net increase in net assets resulting from operations                                               $ 24,588,935        $ 14,300,744
                                                                                                   ============        ============



                      See Notes to Financial Statements.

STATEMENT OF CASH FLOWS                          MASSMUTUAL CORPORATE INVESTORS

For the six months ended June 30, 1997 and 1996
(Unaudited)

                                                                                                      1997                 1996
                                                                                                 -------------        -------------
Net increase (decrease) in cash:
Cash flows from operating activities:
  Interest and dividends received                                                                $   7,560,140        $   7,472,016
  Interest expense paid                                                                               (533,000)            (533,000)
  Operating expenses paid                                                                           (1,496,100)          (1,450,438)
  Federal income tax paid                                                                           (6,210,942)          (1,984,882)
                                                                                                 -------------        -------------
      Net cash (used for) provided by operating activities                                            (679,902)           3,503,696
                                                                                                 -------------        -------------

Cash flows from investing activities:
  Change in short-term portfolio securities, net                                                       109,745            2,849,398
  Purchase of portfolio securities                                                                 (60,650,337)         (67,571,788)
  Proceeds from disposition of portfolio securities                                                 70,858,922           69,961,883
                                                                                                 -------------        -------------
      Net cash provided by investing activities                                                     10,318,330            5,239,493
                                                                                                 -------------        -------------

      Net cash provided by operating and investing activities                                        9,638,428            8,743,189
                                                                                                 -------------        -------------

Cash flows from financing activities:
  Cash dividends paid from net investment income                                                    (5,577,475)          (5,732,141)
  Cash dividends paid from net realized gain on investments                                         (3,915,019)          (4,143,459)
                                                                                                 -------------        -------------
      Net cash used for financing activities                                                        (9,492,494)          (9,875,600)
                                                                                                 -------------        -------------

Net increase (decrease) in cash                                                                        145,934           (1,132,411)

Cash - beginning of year                                                                                83,336            2,525,299
                                                                                                 -------------        -------------
Cash - end of period                                                                             $     229,270        $   1,392,888
                                                                                                 =============        =============

Reconciliation of net increase (decrease) in net assets to net cash from operating and investing activities:

Net increase in net assets resulting from operations                                             $  24,588,935        $  14,300,744
                                                                                                 -------------        -------------

  Increase in investments                                                                           (6,257,981)          (2,489,493)
  (Increase) decrease in interest and dividends receivable, net                                       (392,715)             397,811
  (Increase) decrease in receivable for investments sold                                            (3,651,742)              83,143
  Increase in other assets                                                                              (8,669)              (8,085)
  Increase (decrease) in payable for investments purchased                                           1,522,875           (1,588,024)
  Increase in management fee payable                                                                    80,875               42,454
  Decrease in accrued expenses                                                                         (32,208)             (10,479)
  Decrease in accrued taxes                                                                         (6,210,942)          (1,984,882)
                                                                                                 -------------        -------------

      Total adjustments to net assets from operations                                              (14,950,507)          (5,557,555)
                                                                                                 -------------        -------------

      Net cash provided by operating and investing activities                                    $   9,638,428        $   8,743,189
                                                                                                 =============        =============

                      See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS                MASSMUTUAL CORPORATE INVESTORS

For the six months ended June 30, 1997 and 1996
(Unaudited)

                                                                                         1997               1996
                                                                                     ------------       ------------
Increase (decrease) in net assets:
Operations:
  Net investment income                                                              $  6,124,510       $  5,459,746
  Net realized gain on investments                                                     20,043,777         16,394,306
  Net change in unrealized appreciation/depreciation of investments                    (1,579,352)        (7,553,308)
                                                                                     ------------       ------------
Net increase in net assets resulting from operations                                   24,588,935         14,300,744

Dividends to shareholders from:
 Net investment income (1997-$.71 per share; 1996-$.70 per share)                      (3,022,274)        (2,979,707)
                                                                                     ------------       ------------
 Total increase                                                                        21,566,661         11,321,037

Net Assets, beginning of year                                                         172,269,213        168,563,044
                                                                                     ------------       ------------
Net Assets, end of period (including undistributed net investment income
 in 1997 - $3,120,026; 1996 - $2,703,592)                                            $193,835,874       $179,884,081
                                                                                     ============       ============

                       See Notes to Financial Statements

SELECTED PER SHARE DATA                           MASSMUTUAL CORPORATE INVESTORS
Selected data for each common share
outstanding for the periods ended:

                                                                                               For the
                                                                                              six months          For the
                                                                                             ended 6/30/97       year ended
                                                                                              (Unaudited)         12/31/96
                                                                                             -------------       ----------
Net asset value:
 Beginning of year                                                                             $  40.47           $  39.60
                                                                                               --------            -------
Net investment income                                                                              1.44               2.65
Net realized and unrealized gain on investments                                                    4.34               1.84
                                                                                               --------            -------
Total from investment operations                                                                   5.78               4.49
                                                                                               --------            -------
Dividends from net investment income to common shareholders                                        (.71)             (2.70)
Distributions from net realized gain on investments to common shareholders                           --              (.92)
                                                                                               --------            -------
Total distributions                                                                                (.71)             (3.62)
                                                                                               --------            -------
Net asset value:
 End of period                                                                                 $  45.54           $  40.47
                                                                                               ========            =======
Per share market value:
 End of period                                                                                 $  39.63           $  38.50
                                                                                               ========            =======
Total investment return:
 Market value                                                                                      4.79%*            22.44%
 Net asset value                                                                                  14.45%*            15.42%

Net assets (in millions):
 End of period                                                                                 $ 193.84           $ 172.27

Ratio of operating expenses to average net assets                                                   .86%*             1.70%

Ratio of interest expenses to average net assets                                                    .30%*              .61%

Ratio of total expenses to average net assets                                                      1.16%*             2.31%

Ratio of net investment income to average net assets                                               3.41%*             6.44%

Portfolio turnover                                                                                31.46%*            64.89%


*Percentages represent results for the period and are not annualized.


                       See Notes to Financial Statements

SCHEDULE OF INVESTMENTS                           MASSMUTUAL CORPORATE INVESTORS

June 30, 1997
(Unaudited)

                                                       Shares, Units,
                                                        Warrants or                    Fair Value                    Fair Value
                                                         Principal     Acquisition   at Acquisition      Cost        at 6/30/97
Corporate Restricted Securities - 69.77%: (A)             Amount          Date            Date         (Note 2B)     (Note 2A)
                                                       -------------   -----------   -------------   ------------   -----------
AccTech, LLC
A designer and marketer of specialized cleaning
products.
  Senior Floating Rate Revolving Credit Note
  due 2002                                             $     548,760    10/31/96      $   548,760    $   548,760    $   533,230
  Senior Secured Series A Floating Rate
  Note due 2002                                        $     763,667    10/31/96          752,219        763,667        748,699
  10.1% Senior Secured Series A Note due
  2002                                                 $   1,145,500    10/31/96        1,116,175      1,145,500      1,119,268
  12% Senior Secured Series B Note due
  2004                                                 $   1,098,000    10/31/96        1,155,206        994,488      1,150,924
  Membership Interest                                         5 int.    10/31/96          264,080        332,000        264,080
  Warrant, exercisable until 2004, to
  purchase 2 Membership Interests at $.01
  per interest (B)                                            2 int.    10/31/96               --        109,800             --
                                                                                      -----------    -----------    -----------
                                                                                        3,836,440      3,894,215      3,816,201
                                                                                      -----------    -----------    -----------
American Exploration Company - A.S.E.
An independent oil and gas company engaged
principally in the acquisition, development and
management of oil and gas properties.
  11% Senior Subordinated Note due 2004                $   3,000,000    12/27/91        2,964,600      2,961,288      3,081,600
  Warrant, exercisable until 2004, to
  purchase 103,342 shares of common stock
  at $15.53 per share (B)                               103,342 shs.    12/27/91           49,714         38,712         51,878
                                                                                      -----------    -----------    -----------
                                                                                        3,014,314      3,000,000      3,133,478
                                                                                      -----------    -----------    -----------
Ammirati & Puris, Inc.
An advertising agency that specializes in
representing a limited number of large and high
quality clients.
  14% Senior Secured Note due 1998                     $   1,166,667    11/23/93        1,142,867      1,166,667      1,228,266
                                                                                      -----------    -----------    -----------

Associated Vintage Group, Inc.
A provider of custom wine production services in
the United States.
  11% Senior Subordinated Note due 2005                $   3,335,000     3/19/97        3,274,637      3,165,284      3,313,656
  Common Stock (B)                                       31,350 shs.     3/19/97          123,750        165,000        123,738
  Warrant, exercisable until 2005, to
  purchase 94,107 shares of common stock
  at $.01 per share (B)                                  94,107 shs.     3/19/97           94,107        173,346         94,107
                                                                                      -----------    -----------    -----------
                                                                                        3,492,494      3,503,630      3,531,501
                                                                                      -----------    -----------    -----------
BP Prudhoe Bay Royalty Trust - N.Y.S.E.
A trust which shares in the production of petroleum
from the Alaskan North Slope.
  26,180 Units of Beneficial Interest                    26,180 uts.     2/28/89          654,500        401,880        435,242
                                                                                      -----------    -----------    -----------

Budget Group, The (formerly Team Rental) - O.T.C
An operator of Budget Rent-A-Car franchises, retail
used car sales facilities and van pool territories.
  7% Convertible Subordinated Note due
  2003, convertible into 99,226 shares of
  common stock at $20.16 per share                     $   2,000,000    12/18/96        1,798,440      2,000,000      3,070,200
                                                                                      -----------    -----------    -----------

June 30, 1997
(Unaudited)

                                                     Shares, Units,
                                                      Warrants or                   Fair Value                         Fair Value
                                                       Principal   Acquisition    at Acquisition         Cost          at 6/30/97
Corporate Restricted Securities:  (A) (Continued)       Amount        Date             Date            (Note 2B)        (Note 2A)
                                                     ------------ ------------    --------------     ------------      -----------
C&K Manufacturing and Sales Company
A manufacturer and distributor of branded packaging
and supply products.
  Senior Secured Floating Rate Revolving
  Credit Facility due 2002                           $    532,000     8/29/96     $      532,000     $    532,000     $    522,264
  Senior Secured Series A Floating Rate
  Term Note due 2002                                 $  2,383,176     8/29/96          2,357,676        2,383,176        2,344,330
  12% Series B Term Note due 2004                    $    533,000     8/29/96            524,739          508,027          528,523
  Membership Interest                                    266 int.     8/29/96            212,800          262,840          212,800
  Warrant, exercisable until 2004, to
  purchase 73 Membership Interests at $.01
  per interest (B)                                        16 int.     8/29/96                  1           26,650               --
                                                                                  --------------     ------------     ------------
                                                                                       3,627,216        3,712,693        3,607,917
                                                                                  --------------     ------------     ------------
Cains Foods, L.P.
A producer of mayonnaise, sauce and pickle
products for both the retail and food service
markets
  10% Senior Secured Term Note due 2004              $  1,513,512     9/29/95          1,513,512        1,513,512        1,487,631
  11.5% Senior Subordinated Note due 2004            $    945,945     9/29/95            895,706          903,040          927,972
  8% Junior Subordinated Convertible Note
  due 2004, convertible into 78 partnership
  points at $1,388.89 per point                      $    108,108     9/29/95            108,108          108,108          194,908
  Warrant, exercisable until 2006, to
  purchase 39 partnership points at $.01 per
  point (B)                                               39 pts.     9/29/95             50,261           50,261           91,364
                                                                                  --------------     ------------     ------------
                                                                                       2,567,587        2,574,921        2,701,875
                                                                                  --------------     ------------     ------------
Catalina Lighting, Inc. - N.Y.S.E
A designer, importer and distributor of residential
and office lighting fixtures
  8% Convertible Subordinated Note due
  2002, convertible into 200,000 shares of
  common stock at $7.31 per share                    $  1,500,000     3/31/94          1,420,050        1,500,000        1,395,000
                                                                                  --------------     ------------     ------------
Classic Sports, Inc.
A cable sports television network
  Convertible Preferred Stock, convertible
  into 644 shares of common stock at $1,000
  per share                                              644 shs.           *            544,444          304,121          773,328
                                                                                  --------------     ------------     ------------
Coast Distribution System, The - A.S.E.
A wholesale distributor of recreational vehicle and
marine parts and accessories
  11.2% Senior Subordinated Secured Note
  due 1999                                           $    233,400     6/26/89            240,845          233,400          234,870
  Common Stock (B)                                   108,646 shs.     6/27/85            560,613          568,101          348,320
                                                                                  --------------     ------------     ------------
                                                                                         801,458          801,501          583,190
                                                                                  --------------     ------------     ------------

*4/18/95 and 6/3/96.

June 30, 1997
(Unaudited)

                                                      Shares, Units,
                                                       Warrants or                      Fair Value                       Fair Value
                                                        Principal      Acquisition    at Acquisition      Cost          at 6/30/97
Corporate Restricted Securities:  (A) (Continued)        Amount            Date            Date         (Note 2B)        (Note 2A)
                                                     --------------   --------------  --------------  --------------- -------------
Consumer Product Enterprises, Inc.
A manufacturer of colored acrylic felt for
consumer use.
  Senior Secured Floating Rate Revolving
  Credit Notes due 2000                              $      130,730       12/8/95     $      130,730  $      130,730  $    130,730
  10.75% Senior Secured Term Note due
  2003                                               $    1,214,205       12/8/95          1,226,772       1,214,205     1,203,642
  12% Senior Subordinated Note due 2005              $      800,575       12/8/95            803,858         760,225       777,999
  Common Stock (B)                                     184,560 shs.       12/8/95            138,420         184,560       138,420
  Warrant, exercisable until 2005, to
  purchase 138,420 shares of common stock
  at $.01 per share (B)                                138,420 shs.       12/8/95              1,384          50,853         1,384
                                                                                      --------------  --------------  ------------
                                                                                           2,301,164       2,340,573     2,252,175
                                                                                      --------------  --------------  ------------
Control Devices, Inc. - O.T.C
A producer of high quality electromechanical circuit
protector devices and
 photo-optic sensors
  Common Stock (B)                                     174,200 shs.             *             26,242          26,242     1,998,949
                                                                                      --------------  --------------  ------------
Corrections Corporation of America - O.T.C
An operator of private prisons and correctional
facilities for federal, state and local governments
  11.08% Senior Secured Note due 2000                    $  349,296      12/11/90            349,093         348,859       365,747
                                                                                      --------------  --------------  ------------
D&K Wholesale Drug, Inc. - O.T.C
A wholesale pharmaceutical distribution company
  11% Subordinated Note due 1997                         $  541,667      12/29/87            495,842         541,667       542,209
  11% Convertible Subordinated Note due
  1997, convertible into 265,490 shares of
  common stock at $3.30 per share                        $  875,000      12/29/87            956,113         875,000     1,184,750
                                                                                      --------------  --------------  ------------
                                                                                           1,451,955       1,416,667     1,726,959
                                                                                      --------------  --------------  ------------
Delta Beverage Group, Inc.
A Pepsi soft drink bottler
  Common Stock (B)                                         966 shs.        3/8/88            181,486       2,006,380       181,486
                                                                                      --------------  --------------  ------------
Diversco, Inc.
A contract provider of janitorial and equipment
maintenance services and temporary production labor
to industrial customers
  Senior Floating Rate Term Note due 2002                $  440,055      10/24/96            437,370         440,055       437,765
  10.16% Senior Term Note due 2002                       $1,320,164      10/24/96          1,321,748       1,320,164     1,329,933
  12% Senior Subordinated Note due 2003                  $1,249,000      10/24/96          1,277,852       1,111,471     1,290,217
  Membership Interest                                    2,992 int.      10/24/96            224,393         305,190       224,393
  Warrant, exercisable to 2003, to purchase
  1,791 Membership Interests at $.01 per
  interest (B)                                           1,791 int.      10/24/96                 18         147,609            18
                                                                                      --------------  --------------  ------------
                                                                                           3,261,381       3,324,489     3,282,326
                                                                                      --------------  --------------  ------------
Eagle Pacific Industries, Inc. - O.T.C
An extruder of small and medium diameter plastic
pipe and tubing in the United States
  8% Redeemable Convertible Preferred
  Stock, convertible into 39,902 shares of
  common stock at $4.26 per share                        3,300 shs.        5/9/97          3,286,140       3,300,000     3,344,880
                                                                                      --------------  --------------  ------------

* 7/29/94 and 10/8/96.
                                                                               9

June 30, 1997
(Unaudited)

                                                            Shares, Units,
                                                              Warrants or                     Fair Value                  Fair Value
                                                               Principal      Acquisition  at Acquisition     Cost        at 6/30/97
Corporate Restricted Securities:  (A) (Continued)               Amount           Date           Date        (Note 2B)      (Note 2A)
                                                           ----------------   -----------  --------------   ---------     ----------
Elgin National Industries, Inc.
An operator in the specialty fastener, mineral
processing equipment, engineering, construction and
electrical distribution industries.
  13% Senior Subordinated Note due 2001                    $   2,000,000        9/24/93     $1,943,216     $1,983,216     $2,062,400
  10% Preferred Stock                                         2,339 shs.        9/24/93        176,964        233,925        199,211
  Common Stock (B)                                              161 shs.        9/24/93         16,075         16,075         92,117
  Warrant, exercisable from 1998 until 2001,
  to purchase 168 shares of common stock
  at $.01 per share (B)                                         168 shs.        9/24/93             17         16,782         96,271
                                                                                            ----------     ----------     ----------
                                                                                             2,136,272      2,249,998      2,449,999
                                                                                            ----------     ----------     ----------
Exide Electronics Group, Inc. - O.T.C
A manufacturer and servicer of uninterruptible
power systems.
  Common Stock (B)                                          229,358 shs.         9/2/92      2,972,400      3,000,000      2,573,853
                                                                                            ----------     ----------     ----------
Fleming Acquisition Corporation
A supplier of high-quality, premium printed
labels for distilled spirits, wine, food
and household products.
  15% Senior Subordinated Note due 2005                    $   2,792,966              *      2,788,218      2,656,508      2,843,519
  Common Stock (B)                                              545 shs.        4/28/95        141,111        272,500         20,511
  Warrant, exercisable until 2005, to
  purchase 380 shares of common stock at
  $.01 per share (B)                                            380 shs.        4/28/95         98,235        170,455         14,289
  Incentive Warrant, exercisable from 1998
  until 2000, to purchase 19 shares of
  common stock at $.01 per share (B)                             19 shs.        4/28/95          3,308          2,273            722
                                                                                            ----------     ----------     ----------
                                                                                             3,030,872      3,101,736      2,879,041
                                                                                            ----------     ----------     ----------
Hardy Oil & Gas USA, Inc.
Engages in exploration and development of
oil and gas reserves.
  8.46% Guaranteed Senior Note due 2004                    $   3,000,000        1/11/95      2,904,300      3,000,000      3,040,500
  Warrant, exercisable until 2005, to
  purchase 272,934 shares of common stock
  at (pound)1.84 per share (B)                              272,934 shs.        1/11/95         27,000             --        513,116
                                                                                            ----------     ----------     ----------
                                                                                             2,931,300      3,000,000      3,553,616
                                                                                            ----------     ----------     ----------
Hartzell Manufacturing, Inc.
A provider of contract engineering, manufacturing,
and assembly services for a
variety of industrial manufacturing companies.
  12.5% Senior Subordinated note due 2005                  $   2,626,300        4/18/97      2,659,129      2,316,129      2,701,412
  Common Stock (B)                                           70,968 shs.        4/18/97        601,074        801,438        601,025
  Warrant, exercisable until 2005, to
  purchase 33,379 shares of common stock
  at $.01 per share (B)                                      33,379 shs.        4/18/97          3,338        315,156          3,338
                                                                                            ----------     ----------     ----------
                                                                                             3,263,541      3,432,723      3,305,775
                                                                                            ----------     ----------     ----------
Hein-Werner Corp. - A.S.E.
A manufacturer of automotive service and
collision repair equipment and
hydraulic cylinders.
  Warrant, exercisable until 1999, to
  purchase 59,713 shares of common stock
  at $6.28 per share (B)                                     59,713 shs.         9/3/96             --             --         82,166
                                                                                            ----------     ----------     ----------

* 4/28/95, 5/1/96, 2/1/97 and 5/1/97.

June 30, 1997
(Unaudited)

                                                     Shares, Units,
                                                      Warrants or                        Fair Value                     Fair Value
                                                       Principal       Acquisition     at Acquisition        Cost       at 6/30/97
Corporate Restricted Securities: (A) (Continued)        Amount            Date              Date           (Note 2B)    (Note 2A)
                                                     --------------    -----------     --------------     -----------   -----------
Highland Homes Holdings, Inc.
A single family homebuilder operating in the
Dallas-Fort Worth and Atlanta areas.
  12.75% Senior Note due 1999                        $    2,250,000       11/18/93     $    2,227,725     $ 2,219,324   $ 2,336,850
  Warrant, exercisable until 2001, to
  purchase 10 shares of common stock at
  $17,897.31 per share (B)                                  10 shs.       11/18/93                  1          20,451        36,193
                                                                                       --------------     -----------   -----------
                                                                                            2,227,726       2,239,775     2,373,043
                                                                                       --------------     -----------   -----------
Hudson River Capital, LLC
Acquires controlling or substantial interests
in manufacturing and marketing entities.
  Series A Preferred Units                             100,000 uts.        7/21/94            842,935         887,304       842,935
                                                                                       --------------     -----------   -----------
Hussey Seating Company
A manufacturer of spectator seating products.
  Senior Secured Floating Rate Revolving
  Note due 2003                                      $      292,500        6/12/96            289,634         292,500       290,043
  Senior Secured Floating Rate Note due 2003         $      862,500        6/12/96            853,961         862,500       855,083
  10% Senior Secured Note due 2003                   $      900,000        6/12/96            876,240         900,000       893,160
  12% Subordinated Secured Note due 2006             $    1,350,000        6/12/96          1,327,320       1,139,564     1,367,685
  Warrant, exercisable until 2006, to
  purchase 3,553 shares of common stock at
  $.01 per share (B)                                     3,553 shs.        6/12/96                 36         225,000            36
                                                                                       --------------     -----------   -----------
                                                                                            3,347,191       3,419,564     3,406,007
                                                                                       --------------     -----------   -----------
Intermetrics, Inc.
A provider of software systems, services and
products to a variety of information technology
users.
  Senior Floating Rate Revolving Credit Note
  due 2001                                           $      192,000        5/30/97            192,000         192,000       190,387
  Senior Floating Rate Revolving Term Note
  due 2002                                           $    1,332,143        8/31/95          1,320,881       1,332,143     1,302,037
  13% Senior Subordinated Note due 2002              $      799,318        8/31/95            813,520         712,832       797,240
  Class A Common Stock (B)                               2,941 shs.        8/31/95             13,787          18,384        13,790
  Class B Common Stock (B)                               8,134 shs.        8/31/95             38,174          50,837        38,132
  Warrant, exercisable until 2007 to purchase
  21,176 shares of Class D common stock at
  $.01 per share (B)                                    21,176 shs.        8/31/95              2,118         104,000         2,118
                                                                                       --------------     -----------   -----------
                                                                                            2,380,480       2,410,196     2,343,704
                                                                                       --------------     -----------   -----------
Jackson Products, Inc.
Manufactures and distributes a variety of
industrial and highway safety products
  12.25% Senior Subordinated Note due 2004           $    1,971,000        8/16/95          1,971,000       1,933,433     1,980,264
  13.25% Cumulative Exchangeable
  Preferred Stock                                           99 shs.        8/16/95            985,500         823,332       827,366
  Common Stock (B)                                         434 shs.        8/16/95             43,426          43,426        39,083
  Warrant, exercisable until 2005, to
  purchase 1,999 shares of common stock at
  $.01 per share (B)                                     1,999 shs.        8/16/95            199,735         199,735         1,999
                                                                                       --------------     -----------   -----------
                                                                                            3,199,661       2,999,926     2,848,712
                                                                                       --------------     -----------   -----------


June 30, 1997
(Unaudited)

                                                     Shares, Units,
                                                      Warrants or                        Fair Value                     Fair Value
                                                       Principal       Acquisition     at Acquisition        Cost       at 6/30/97
Corporate Restricted Securities: (A) (Continued)        Amount            Date              Date           (Note 2B)    (Note 2A)
                                                     --------------    -----------     --------------     -----------   -----------

Kappler Safety Group, Inc.
A manufacturer of protective apparel for the
industrial/safety, clean room and healthcare markets.
  13% Senior Subordinated Note due 2004              $    3,333,000        12/2/96     $    3,383,995     $ 3,021,787   $ 3,345,665
  Warrant, exercisable until 2004, to
  purchase 57,418 shares of common stock
  at $.01 per share (B)                                 57,418 shs.        12/2/96             57,418         333,300        72,576
                                                                                       --------------     -----------   -----------

                                                                                            3,441,413       3,355,087     3,418,241
                                                                                       --------------     -----------   -----------

Latin Communications Group
An operator of Spanish-language media in North
America.
  Common Stock (B)                                      88,438 shs.              *            628,945         812,504       884,380
                                                                                       --------------     -----------   -----------

Maloney Industries, Inc.
Engineers and manufactures process systems
for the oil and gas industry.
  13% Subordinated Note due 2004                     $    2,025,000       10/26/95          2,378,250       2,025,000     2,214,135
  Limited Partnership Interest                             568 uts.       10/20/95            506,250         733,259       585,989
  Warrant, exercisable until 2004 to
  purchase 297 units of Limited Partnership
  Interest at $.01 per unit (B)                            297 uts.       10/26/95                297              --       306,094
                                                                                       --------------     -----------   -----------

                                                                                            2,884,797       2,758,259     3,106,218
                                                                                       --------------     -----------   -----------

Maxtec International Corp.
A manufacturer and distributor of precision
test and measurement equipment and
overhead crane control systems.
  Senior Floating Rate Revolving Credit
  Facility due 2001                                  $      659,341        6/28/95            659,341         659,341       653,934
  Common Stock (B)                                      76,923 shs.        6/28/95            192,115         230,769       173,077
  Warrant, exercisable from 1998 until
  2005, to purchase 39,563 shares of
  common stock at $.01 per share (B)                    39,563 shs.        6/28/95             98,581         171,429        39,563
                                                                                       --------------     -----------   -----------

                                                                                              950,037       1,061,539       866,574
                                                                                       --------------     -----------   -----------

Mercury Computer Systems, Inc.
A designer, manufacturer and marketer of computer
systems.
Common Stock (B)                                       500,000 shs.       12/21/87          1,487,700       1,500,000     1,512,000
                                                                                       --------------     -----------   -----------

NM Holdings LLC
A company created to acquire motion picture
film rights from Twentieth Century Fox.
  10% Senior Note due 2001                                1,000,000        6/28/96            980,600       1,000,000       990,700
  12% Subordinated Note due 2001                     $      980,000        6/28/96            982,156         980,000       989,506
  Membership Interest                                   20,000 int.        6/28/96             15,000          19,876        15,000
                                                                                       --------------     -----------   -----------

                                                                                            1,977,756       1,999,876     1,995,206
                                                                                       --------------     -----------   -----------

Nu Horizons Electronics Corp. - O.T.C
A distributor of high technology active and
passive electronic devices.
  8.25% Convertible Subordinated Note due
  2002, convertible into 156,867 shares of
  common stock at $9 per share                       $    1,411,800        8/31/94          1,425,918       1,411,800     1,485,920
                                                                                       --------------     -----------   -----------


* 2/14/95, 12/1/95 and 2/27/96.

June 30, 1997
(Unaudited)

                                                       Shares, Units,
                                                        Warrants or                   Fair Value                   Fair Value
                                                         Principal     Acquisition  at Acquisition      Cost       at 6/30/97
Corporate Restricted Securities: (A) (Continued)           Amount          Date          Date         (Note 2B)     (Note 2A)
                                                       --------------  -----------  --------------  ------------  ------------
PAR Acquisition Corp.
A manufacturer of fuel handling systems for nuclear
power plants and hazardous waste.
 14.5% Senior Subordinated Note due 2000               $      833,333       2/5/93  $      832,000  $    833,333  $    855,916
 8% Convertible Preferred Stock due 2001,
 convertible into 83,333 shares of common
 stock at $2 per share                                    83,333 shs.       2/5/93         166,667       166,667       156,050
 Common Stock (B)                                        133,333 shs.       2/5/93         333,333       333,333       153,600
                                                                                    --------------  ------------  ------------
                                                                                         1,332,000     1,333,333     1,165,566
                                                                                    --------------  ------------  ------------

Pharmaceutical Buyers Inc.
A group purchasing organization which specializes
in arranging and negotiating contracts for the
purchase of pharmaceutical goods and medical
equipment.
 10.5% Senior Secured Note due 2005                    $      817,500     11/30/95         851,917       817,500       844,723
 10.5% Senior Secured Convertible Note
 due 2005, convertible into 4 shares of
 common stock at $50,000 per share                     $      195,000     11/30/95         205,335       195,000       214,870
 Common Stock (B)                                              7 shs.     11/30/95         253,125       337,500       210,209
                                                                                    --------------  ------------  ------------
                                                                                         1,310,377     1,350,000     1,269,802
                                                                                    --------------  ------------  ------------

Piedmont Holding, Inc.
A general aviation fixed based operator with
repair, maintenance and overhaul certification.
 12% Senior Subordinated Note due 2001                 $    2,171,426      7/15/92       2,189,232     2,171,426     2,245,906
 Senior Redeemable Cumulative Preferred
 Stock                                                   281,939 shs.      7/15/92         281,939       281,939       281,939
 Common Stock (B)                                          3,771 shs.      7/15/92           2,564         3,771        66,973
 Warrant, exercisable until 2001, to
 purchase 5,042 shares of common stock at
 $.05 per share (B)                                        5,042 shs.      7/15/92           3,227            --        89,344
                                                                                    --------------  ------------  ------------
                                                                                         2,476,962     2,457,136     2,684,162
                                                                                    --------------  ------------  ------------

Plastipak Packaging, Inc.
A manufacturer of plastic containers.
 10.64% Senior Subordinated Note due 2006              $    3,500,000     10/25/96       3,403,750     3,412,368     3,448,900
 Warrant, exercisable until 2006, to
 purchase 97 shares of common stock at
 $.01 per share (B)                                           97 shs.     10/25/96          55,593        93,625        62,195
                                                                                    --------------  ------------  ------------
                                                                                         3,459,343     3,505,993     3,511,095
                                                                                    --------------  ------------  ------------

Precision Dynamics, Inc.
A manufacturer of custom-designed solenoid
valves and controls.
 Senior Secured Floating Rate Revolving
 Credit Facility due 2003                              $      423,800      7/22/96         419,604       423,800       420,028
 Senior Secured Floating Rate Term Note
 due 2003                                              $    2,902,400      7/22/96       2,873,956     2,902,400     2,878,600
 12% Senior Secured Term Note due 2004                 $      489,000      7/22/96         482,545       397,779       491,200
 8% Preferred Stock                                          232 shs.      7/22/96         220,231       231,822       220,300
 Common Stock (B)                                            599 shs.      7/22/96          21,699        28,978        21,694
 Warrant, exercisable until 2004, to
 purchase 322 shares of common stock at
 $.01 per share (B)                                          322 shs.      7/22/96               3        97,800             3
                                                                                    --------------  ------------  ------------
                                                                                         4,018,038     4,082,579     4,031,825
                                                                                    --------------  ------------  ------------

June 30, 1997
(Unaudited)

                                                       Shares, Units,
                                                        Warrants or                   Fair Value                   Fair Value
                                                         Principal     Acquisition  at Acquisition      Cost       at 6/30/97
Corporate Restricted Securities: (A) (Continued)           Amount          Date          Date         (Note 2B)     (Note 2A)
                                                       --------------  -----------  --------------  ------------  ------------
Protein Genetics, Inc.
A producer of bovine artificial insemination
products, related breeding and healthcare products
and specialty genetics sold to the dairy and beef
industries.
 11.67% Senior Secured Note due 2004                   $    1,200,000     8/12/94   $    1,184,160  $  1,200,000  $    983,760
 11.51% Junior Secured Note due 1999                   $      717,628     8/12/94          702,414       717,628       575,250
 9.8% Redeemable Exchangeable Preferred
 Stock                                                    10,000 shs.     8/12/94          847,900     1,000,000       390,000
 Common Stock (B)                                          1,492 shs.     8/12/94               15            --            12
                                                                                    --------------  ------------  ------------
                                                                                         2,734,489     2,917,628     1,949,022
                                                                                    --------------  ------------  ------------
RailTex, Inc. - O.T.C
An operator of short-line railroads in the Midwest,
West and Canada.
 12% Senior Subordinated Note due 2002                 $    1,500,000     2/16/93        1,599,150     1,500,000     1,669,650
 Common Stock (B)                                         35,500 shs.     2/16/93          340,800       340,800       607,050
                                                                                    --------------  ------------  ------------
                                                                                         1,939,950     1,840,800     2,276,700
                                                                                    --------------  ------------  ------------
Rent-Way, Inc. - O.T.C
Operates rent-to-own stores in Ohio, Pennsylvania
and New York.
 10% Convertible Subordinated Note due
 2002, convertible into 201,207 shares of
 common stock at $9.94 per share                       $    2,000,000     7/18/95        1,991,220     2,000,000     2,374,200
 Warrant, exercisable until 2002, to
 purchase 20,000 shares of common stock
 at $9.94 per share (B)                                   20,000 shs.     7/18/95              200            --        88,760
                                                                                    --------------  ------------  ------------
                                                                                         1,991,420     2,000,000     2,462,960
                                                                                    --------------  ------------  ------------
Sequentia, Inc.
A manufacturer and distributor of fiberglass
reinforced panels used in commercial, industrial
and residential applications.
 12% Subordinated Note due 2004                        $    2,281,400    12/14/95        2,418,284     1,855,047     2,100,484
 Limited Partnership Interest of KS
 Holdings, L.P.                                            7,186 uts.    12/14/95          538,950       678,741        71,860
 Warrant, exercisable until 2004, to
 purchase 5,449 units of Limited
 Partnership Interest of KS Holdings, L.P. at
 $.01 per unit (B)                                         5,449 uts.    12/14/95            5,449       479,094         2,725
                                                                                    --------------  ------------  ------------
                                                                                         2,962,683     3,012,882     2,175,069
                                                                                    --------------  ------------  ------------
Star International Holdings, Inc.
A manufacturer of commercial cooking appliances.
 9.65% Senior Secured Note due 2004                    $    1,531,343     5/27/94       1,531,343      1,531,343     1,518,940
 10.5% Subordinated Note due 2004                      $      716,418     5/27/94         716,418        716,418       691,702
 Common Stock (B)                                          4,310 shs.     5/27/94         259,735        259,735        80,981
 Warrant, exercisable until 2004, to
 purchase 3,224 shares of common stock at
 $.01 per share (B)                                        3,224 shs.     5/27/94              32             --        60,547
                                                                                    --------------  ------------  ------------
                                                                                        2,507,528      2,507,496     2,352,170
                                                                                    --------------  ------------  ------------
Supreme Industries, Inc. - A.S.E
A manufacturer of modular homes and truck bodies.
 Common Stock (B)                                        562,851 shs.           *       1,287,413      1,279,976     4,369,416
 Common Stock of Contempri Homes, Inc.(B)                256,516 shs.    12/31/92           7,040          4,952         4,104
 Common Stock of TGC Industries, Inc. (B)                 19,082 shs.     9/30/86           9,497          9,497        14,312
                                                                                    --------------  ------------  ------------
                                                                                        1,303,950      1,294,425     4,387,832
                                                                                    --------------  ------------  ------------

*5/23/79, 12/15/95 and 6/9/96.

June 30, 1997
(Unaudited)

                                                        Shares, Units,
                                                         Warrants or                  Fair Value                     Fair Value
                                                          Principal   Acquisition   at Acquisition      Cost         at 6/30/97
Corporate Restricted Securities:  (A) (Continued)          Amount         Date           Date         (Note 2B)      (Note 2A)
                                                       -------------  -----------   --------------   -----------    ------------
Swing N'Slide Corporation - A.S.E.
A manufacturer and distributor of home
playground equipment and accessories.
  12% Subordinated Note due 2005                       $   3,125,000     3/13/97      $ 2,585,000    $ 2,458,045    $ 2,623,125
  Limited Partnership Interest of Green Grass
  Capital II, LLC                                        81,548 uts.     3/13/97          293,573        447,500        236,489
  Warrant, exercisable until 2005, to
  purchase 148,044 units of Limited
  Partnership Interest of Green Grass Capital
  II, LLC at $.01 per unit (B)                          148,044 uts.     3/13/97          531,774        680,722        428,143
                                                                                      -----------    -----------    -----------
                                                                                        3,410,347      3,586,267      3,287,757
                                                                                      -----------    -----------    -----------
Tidewater Holdings, Inc.
An operator of a barge transportation line
on the Columbia/Snake River system.
  12.5% Senior Subordinated Note due 2006              $   2,380,000     7/25/96        2,388,092      2,334,464      2,438,310
  Convertible Preferred Stock, convertible
  into 1,120 shares of common stock at $1,000
  per share (B)                                           1,120 shs.     7/25/96        1,008,000      1,120,000      1,008,000
  Warrant, exercisable until 2008, to
  purchase 474 shares of common stock at
  $.01 per share (B)                                        474 shs.     7/25/96               43         48,216             43
                                                                                      -----------    -----------    -----------
                                                                                        3,396,135      3,502,680      3,446,353
                                                                                      -----------    -----------    -----------
TransMontaigne Oil Company - A.S.E.
An independent petroleum products marketing
company.
  12.75% Senior Subordinated Debenture
  due 2000                                             $   1,200,000     3/28/91        1,274,280      1,180,680      1,261,800
  Common Stock (B)                                      258,720 shs.           *          400,000        798,595      3,085,236
  Warrant, exercisable until 2001, to
  purchase 74,606 shares of common stock
  at $3.60 per share (B)                                 74,606 shs.     3/28/91            7,461         42,000        728,528
                                                                                      -----------    -----------    -----------
                                                                                        1,681,741      2,021,275      5,075,564
                                                                                      -----------    -----------    -----------
Trend Plastics, Inc.
A manufacturer and assembler of plastic
injection molded parts.
  12% Subordinated Note due 2005                       $   2,513,500     3/21/97        2,592,675      2,510,371      2,623,591
  Limited Partnership Interest of Riverside V
  Holding Company L.P.                                    2,183 uts.     3/21/97          267,065        295,664        267,065
  Limited Partnership Interest of Riverside
  V-A Holding Company L.P.                                4,670 uts.     3/21/97          605,024        632,619        605,023
  Warrant, exercisable until 2005, to
  purchase 3,129 units of Limited Partnership
  Interest at $.01 per unit (B)                           3,129 uts.     3/21/97            3,129          3,129          3,129
                                                                                      -----------    -----------    -----------
                                                                                        3,467,893      3,441,783      3,498,808
                                                                                      -----------    -----------    -----------
Truseal Technologies, Inc.
A manufacturer of sealant systems for the
North American window and door market.
  12.25% Senior Subordinated Note due                  $   2,675,000     6/23/97        2,733,315      2,298,540      2,720,475
  Limited Partnership Interest.                           8,246 uts.     6/17/97          742,140        824,600        742,140
  Warrant, exercisable until 2006, to
  purchase 1,258 units of Limited Partnership
  Interest at $.01 per unit (B)                           1,258 uts.     6/23/97               13        376,932             13
                                                                                      -----------    -----------    -----------
                                                                                        3,475,468      3,500,072      3,462,628
                                                                                      -----------    -----------    -----------

*3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.

June 30, 1997
(Unaudited)

                                                        Shares, Units,
                                                         Warrants or                  Fair Value                     Fair Value
                                                          Principal   Acquisition   at Acquisition      Cost         at 6/30/97
Corporate Restricted Securities:  (A) (Continued)          Amount         Date           Date         (Note 2B)      (Note 2A)
                                                       -------------  -----------   --------------   -----------    ------------
U.S. Netting, Inc.
A manufacturer of plastic netting for a wide variety
of industries.
  Senior Secured Floating Rate Revolving
  Note due 2000                                        $      55,889     5/15/97     $     55,889    $    55,889   $     55,889
  11% Senior Secured Note due 2005                     $   1,583,548      5/3/95        1,751,087      1,583,548      1,726,067
  12% Subordinated Note due 2005                       $     652,050      5/3/95          733,622        620,577        745,098
  Common Stock (B)                                        4,911 shs.      5/3/95          162,652        391,230         28,366
  Warrant, exercisable until 2005, to
  purchase 2,795 shares of common stock at
  $.01 per share (B)                                      2,795 shs.      5/3/95           92,549         35,923         18,358
                                                                                     ------------    -----------    -----------
                                                                                        2,795,799      2,687,167      2,573,778
                                                                                     ------------    -----------    -----------
U.S. Silica Company
A producer of high grade industrial and specialty
ground silica sands in North America
  15% Senior Subordinated Notes due 2005               $   2,356,691           *        2,502,547      2,356,562      2,504,456
  Redeemable Preferred Stock Series A (B)                42,001 shs.    12/19/96          291,673        388,898        291,655
  Convertible Preferred Stock Series B,
  convertible into 84,002 shares of Series B
  common stock at $9.26 per share (B)                    84,002 shs.    12/19/96          583,352        777,802        583,310
  Warrant, exercisable until 2005, to
  purchase 6,481 units of Series A Preferred
  Stock and 12,964 units of Series B Preferred
  Stock at $.01 per unit (B)                              6,481 uts.    12/19/96           12,963            129          6,481
                                                                                     ------------    -----------    -----------
                                                                                        3,390,535      3,523,391      3,385,902
                                                                                     ------------    -----------    -----------
Unidata, Inc.
A manufacturer and distributor of database
management software
  11.5% Senior Subordinated Note due 2003               $  2,500,000    12/14/95        2,538,500      2,402,584      2,331,750
  Common Stock (B)                                      125,000 shs.    12/14/95          375,000        500,000        375,000
  Warrant, exercisable until 2003, to
  purchase 62,500 shares of common stock
  at $1 per share (B)                                    62,500 shs.    12/14/95              625        124,250            625
                                                                                     ------------    -----------    -----------
                                                                                        2,914,125      3,026,834      2,707,375
                                                                                     ------------    -----------    -----------
Unipac Corporation
A manufacturer of laminated materials which
are used to seal a variety of packaging containers
  Senior Secured Floating Rate Note due
  2002                                                  $    650,391      2/9/96          643,496        650,391        650,391
  12% Senior Secured Note due 2004                      $    243,750      2/9/96          246,870        220,837        258,716
  Acquisition Line of Credit due 2002                   $    731,250     9/30/96          731,250        731,250        731,250
  Limited Partnership Interest of Riverside II
  Holding Company L.P.                                      123 uts.          **          112,737        217,232        325,241
  Warrant, exercisable from 2000 until
  2004, to purchase 41 units of Limited
  Partnership Interest of Riverside II Holding
  Company L.P. at $.01 per unit (B)                          41 uts.      2/9/96                4         40,313        109,395
                                                                                     ------------    -----------    -----------
                                                                                        1,733,357      1,860,023      2,074,993
                                                                                     ------------    -----------    -----------
Victory Ventures, LLC
Acquires controlling or substantial interests
in other entities
  Series A Preferred Units                              100,000 uts.     12/2/96          107,065        112,696        107,065
                                                                                     ------------    -----------    -----------

   Sub-Total Corporate Restricted Securities                                         $125,295,420    128,827,585    135,242,536
                                                                                     ============    ===========    ===========

 * 12/19/96 and 2/15/97.
** 2/9/96 and 9/25/96.

SCHEDULE OF INVESTMENTS                           MASSMUTUAL CORPORATE INVESTORS

June 30, 1997
(Unaudited)


                                                                          Shares or                     Market Value
                                           Interest         Due           Principal        Cost          at 6/30/97
Rule 144A Securities:  (A)                   Rate          Date            Amount        (Note 2B)       (Note 2A)
                                         ------------  ------------      ------------  ------------    ------------

Bonds - 6.50%
  Anchor Advanced Products                  11.750%      04/01/04        $    410,000  $    413,000    $    431,525
  Archibald Candy Corp.                     10.250       07/01/04             650,000       650,000         650,000
  Atlantic Express                          10.750       02/01/04             550,000       550,000         566,500
  Aurora Foods, Inc.                         6.875       02/15/07             900,000       922,500         910,125
  CFP Holdings                              11.625       01/15/04             200,000       200,000         206,000
  Integrated Health Services                 9.500       09/15/07             500,000       500,000         513,750
  International Wire Group                  11.750       06/01/05             550,000       598,125         595,375
  L-3 Corporation                           10.375       05/01/07             450,000       450,000         473,625
  Neenah Corporation                        11.125       05/01/07             300,000       300,000         318,000
  Pogo Producing                             8.750       05/15/07             100,000        99,770         100,500
  Ridell Sports, Inc.                       10.500       07/15/07             200,000       200,000         205,000
  Station Casino, Inc.                       9.750       04/15/07             650,000       629,850         650,000
  Sun Media Corporation                      9.500       05/15/07             100,000        99,206         101,000
  Sun Media Corporation                      9.500       02/15/07             575,000       586,187         580,750
  Telex Communications, Inc.                10.500       05/01/07           2,150,000     2,162,938       2,241,375
  Therma-Wave, Inc.                         10.625       05/15/04             450,000       457,500         478,125
  United Refining Company                   10.750       06/15/07           1,750,000     1,750,000       1,723,750
  Von Hoffman Press, Inc.                   10.375       05/15/07             380,000       382,363         397,100
  W R Carpenter North America               10.625       06/15/07             625,000       631,917         621,875
  Wavetek Corporation                       10.125       06/15/07             130,000       130,000         132,275
  Williams Scotsman, Inc.                    9.875       06/01/07             500,000       500,000         501,250
  Windy Hill Pet Foods Company               9.750       05/15/07             100,000       100,000         100,250
  Wiser Oil Company                          9.500       05/15/07             100,000        99,718         101,000
                                                                         ------------  ------------    ------------
    Sub-Total Rule 144A Bonds                                            $ 12,320,000    12,413,074      12,599,150
                                                                         ============  ============    ============

Convertible Bonds - 5.18%
  Continental Airlines, Inc.                 6.750       04/15/06        $    600,000       557,250         786,000
  Corporate Express                          4.500       07/01/00             570,000       526,350         507,300
  CUC International, Inc.                    3.000       02/15/02           1,200,000     1,200,000       1,272,000
  Garnet Resources Corporation               9.500       12/21/98             500,000       500,000         202,500
  Grand Metropolitan PLC                     6.500       01/31/00             600,000       600,000         846,000
  Home Shopping Network                      5.875       03/01/06           1,000,000     1,000,000       1,310,000
  Imax Corporation                           5.750       04/01/03             525,000       525,000         661,500
  Marriott International, Inc.               0.000       03/25/11           1,000,000       561,294         602,500
  Molten Metal Technology                    5.500       05/01/06           1,150,000     1,079,063         425,500
  Personnel Group                            5.750       07/01/04             100,000       100,000         106,250
  Roche Holdings, Inc.                       0.000       05/06/12           4,500,000     1,772,592       1,935,000
  Scholastic Corp.                           5.000       08/15/05             650,000       528,125         546,000
  Sunrise Assisted Living                    5.500       06/15/02             500,000       500,000         572,500
  Thermo Electron Corporation                4.250       01/01/03             250,000       250,000         275,000
                                                                         ------------  ------------    ------------
    Sub-Total Rule 144A Convertible Bonds                                $ 13,145,000     9,699,674      10,048,050
                                                                         ============  ============    ============

Convertible Preferred Stock - .71%
  Greenfield Capital Trust, Inc.                                               14,300       697,850         672,100
  Hvide Capital Trust                                                           4,570       228,500         238,211
  Loral Space and Communications LTD                                            1,800        90,000          90,000
  Qualcomm Financial Trust                                                      7,720       386,000         365,735
                                                                                       ------------    ------------
Total Convertible Preferred Stock                                                         1,402,350       1,366,046
                                                                                       ------------    ------------
Total Rule 144A Securities                                                               23,515,098      24,013,246
                                                                                       ------------    ------------
Total Corporate Restricted Securities                                                   152,342,683     159,255,782
                                                                                       ------------    ------------

June 30, 1997
(Unaudited)


                                                                          Shares or                     Market Value
                                           Interest         Due           Principal        Cost          at 6/30/97
Corporate Public Securities:                 Rate          Date            Amount        (Note 2B)       (Note 2A)
                                         ------------  ------------     ------------   ------------    ------------

Bonds - 11.12%
  Aearo Company                             12.500%      07/15/05       $  1,000,000   $  1,000,000    $  1,090,000
  Amphenol Corporation                       9.875       05/15/07            400,000        400,000         410,000
  Atlas Air, Inc.                           12.250       12/01/02          1,500,000      1,500,000       1,665,000
  Central Rents, Inc.                       12.875       12/15/03          1,630,000      1,530,600       1,581,100
  Continental Airlines, Inc.                 9.500       12/15/01            750,000        750,000         782,812
  Data Documents, Inc.                      13.500       07/15/02          3,028,000      3,033,290       3,330,800
  Dawson Production Services                 9.375       02/01/07            850,000        867,938         871,250
  Decorative Home Accents, Inc.             13.000       06/30/02            700,000        700,000         315,000
  Florist Transworld Delivery, Inc.         14.000       12/15/01          1,475,000      1,454,424       1,563,500
  Great American Cookie Co.                 10.875       01/15/01          1,210,000      1,187,250       1,210,000
  Hosiery Corporation of America            13.750       08/01/02          1,000,000        987,800       1,090,000
  Indah Kiat International Corporation      11.875       06/15/02          1,000,000      1,000,000       1,102,500
  International Wire Group, Inc.            11.750       06/01/05            750,000        750,000         813,750
  Ivex Packaging Corporation                12.500       12/15/02            250,000        266,563         271,250
  Key Plastics, Inc.                        14.000       11/15/99            750,000        760,463         828,750
  Northwest Airlines Corp.                  10.150       01/02/05            609,694        609,694         657,707
  Northwest Airlines Corp.                  12.092       12/31/00            437,969        454,393         459,868
  Parker Drilling Corporation                9.750       11/15/06          1,500,000      1,488,225       1,576,875
  Remington Products Company                11.000       05/15/06            600,000        595,506         528,000
  Spinnaker Industries                      10.750       10/15/06            250,000        252,813         251,250
  Trans-Resources, Inc.                     11.875       07/01/02          1,000,000      1,032,500       1,027,500
  Vintage Petroleum                          8.625       02/01/09            125,000        123,948         124,375
                                                                        ------------   ------------    ------------
  Total Bonds                                                           $ 20,815,663     20,745,407      21,551,287
                                                                        ============   ============    ============
Common Stock - 7.21%
  4Health Inc. (B)                                                            27,000        151,000         158,625
  ARM Financial Group, Inc.                                                    3,500         52,500          70,000
  Atlas Air, Inc. (B)                                                          5,800        117,450         200,100
  Barringer Technologies, Inc. (B)                                             2,506         21,459          37,590
  Benson Petroleum, LTD. (B)                                                 200,000        154,408         202,600
  Central Rents, Inc. (B)                                                      1,880         67,856          94,000
  Chesapeake Energy Corporation (B)                                           35,000      1,176,875         343,420
  Collins & Aikman Corporation (B)                                            40,200        240,834         402,000
  Computer Horizons Corporation (B)                                            9,870         62,510         338,047
  Correctional Services, Inc. (B)                                              9,553         53,206         114,636
  Data Documents, Inc. (B)                                                    21,994             33         269,427
  Dawson Production Services (B)                                              40,030        493,699         560,420
  Decorative Home Accents, Inc. (B)                                              700           --              --
  Florist Transworld Delivery, Inc. (B)                                       14,686         41,258          73,430
  Great Plains Software (B)                                                    1,750         28,000          47,250
  GTech Holdings Corporation (B)                                              24,500        704,375         790,125
  Gulf Canada Resources, Ltd. (B)                                             58,350        459,506         485,005
  Health and Retirement Property Trust                                        11,600        218,950         218,219
  Hosiery Corporation of America (B)                                           1,000           --            70,000
  Iridium World Communications, Inc.                                           7,000        140,000         126,875
  JLK Direct Distribution                                                      3,500         70,000          89,688
  LCS Industries, Inc.                                                        35,000        546,831         505,295
  Marker International (B)                                                    70,000        437,500         262,500
  Maximus, Inc.                                                               14,000        224,000         250,250
  Mediq Incorporated (B)                                                     150,000        574,147       1,321,800
  Polo Ralph Lauren Corp.                                                      5,250        136,500         143,719
  Pride Petroleum Services                                                     9,501        161,517         228,024
  Public Storage, Inc.                                                        23,400        663,975         684,450
  Qwest Communications International, Inc.                                     1,750         38,500          47,688
  Red Roof Inns, Inc. (B)                                                     45,200        640,993         813,600
  Republic Industries, Inc. (B)                                               35,000        859,688         870,625
  SFX Broadcasting, Inc. (B)                                                   7,000        226,625         295,309
  Staffing Resources, Inc. (B)                                               105,000        577,500       1,155,000

-------------------------------------------------------------------------------------------------------------------

June 30, 1997
(Unaudited)

                                                                                 Shares,
                                                                               Warrants or                    Market Value
                                                 Interest         Due           Principal        Cost          at 6/30/97
Corporate Public Securities:  (Continued)          Rate          Date            Amount        (Note 2B)       (Note 2A)
                                               ------------  ------------     ------------   ------------    ------------
Common Stock (Continued)
  Startek, Inc. (B)                                                                 70,000   $  1,082,725    $  1,054,340
  Sweetwater, Inc. (B)                                                              26,000        182,000          13,000
  Vimpel-Communications                                                             18,665        562,423         709,270
  Western Systems Corporation (B)                                                  405,590        760,889         937,724
                                                                                             ------------    ------------
  Total Common Stock                                                                         $ 11,929,732    $ 13,984,051
                                                                                             ------------    ------------

Convertible Bonds - 4.21%
  Continental Airlines                             6.750%      04/15/06       $    400,000        371,000         524,000
  Hilton Hotels                                    5.000       05/15/06          1,385,000      1,385,000       1,464,637
  Home Depot, Inc.                                 3.250       10/01/01            900,000        887,000       1,030,500
  Magna International, Inc.                        5.000       10/15/02            600,000        613,125         727,500
  Phototronics Inc.                                6.000       06/01/04            550,000        550,000         620,125
  Renal Treatment Centers, Inc.                    5.625       07/15/06            237,000        237,000         234,038
  Savoy Pictures Entertainment                     7.000       07/01/03          1,250,000      1,287,500       1,037,500
  Sunglass Hut International, Inc.                 5.250       06/15/03            725,000        673,231         522,000
  US Filter Corporation                            4.500       12/15/01          1,000,000      1,000,000         972,500
  USA Waste Services, Inc.                         4.000       02/01/02            950,000        950,000       1,040,250
                                                                              ------------   ------------    ------------

  Total Convertible Bonds                                                     $  7,997,000      7,953,856       8,173,050
                                                                              ============   ============    ============


Convertible Preferred Stock - 2.43%
  D T Industries                                                                    40,000      2,000,000       2,000,000
  Merrill Lynch & Co.                                                               26,500        606,188         632,688
  Occidental Petroleum Corporation                                                   4,650        232,500         376,650
  SFX Broadcasting, INC                                                             31,100      1,452,475       1,694,950
                                                                                             ------------    ------------

  Total Convertible Preferred Stock                                                            4,291,163        4,704,288
                                                                                             ------------    ------------
Preferred Stock - .01%

  RXI Holdings, Inc.                                                               231,198        231,198             231
                                                                                             ------------    ------------

  Total Preferred Stock                                                                           231,198             231
                                                                                             ------------    ------------
Warrants - .12%
  Barringer Technologies, Inc. (B)                                                  13,930            696          20,017
  Western Systems Corporation (B)                                                  183,117         45,779         228,896
                                                                                             ------------    ------------

  Total Warrants                                                                                  46,475          248,913
                                                                                             ------------    ------------

  Total Corporate Public Securities                                                             45,197,831     48,661,820
                                                                                             ------------    ------------

June 30, 1997
(Unaudited)

                                                                                                                   Market Value
                                                                  Due          Principal             Cost            at 6/30/97
Short-Term Securities:                             Yield          Date           Amount            (Note 2B)         (Note 2A)
                                               ------------   ------------   ------------        ------------      ------------
Commercial Paper - .40%
     Pennsylvania Power & Light                    5.760%        7/1/97      $    320,000        $    320,000      $    320,000
     PS Colorado Credit Corporation                6.350         7/1/97           450,000             450,000           450,000
                                                                             ------------        ------------      ------------
Total Short-Term Securities                                                  $    770,000             770,000           770,000
                                                                             ============        ============      ============

Total Investments   -  107.66%                                                                   $198,310,514       208,687,602
                                                                                                 ============      ============
     Other Assets   -    4.12                                                                                         7,981,331
     Liabilities    -  (11.78)                                                                                      (22,833,059)
                       -------                                                                                     ------------
Total Net Assets    -  100.00%                                                                                     $193,835,874
                       ======                                                                                      ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.

                             INDUSTRY CLASSIFICATION

                                                                      Fair Value
                                                                      at 6/30/97
Corporate Restricted Securities:                                       (Note 2A)
                                                                      ----------
ADVERTISING - .63%
Ammirati & Puris, Inc.                                                $1,228,266
                                                                      ----------
BEVERAGES - 1.92%
Associated Vintage Group, Inc.                                         3,531,501
Delta Beverage Group, Inc.                                               181,486
                                                                      ----------
                                                                       3,712,987
                                                                      ----------
BUILDING MATERIALS - 3.49%
Highland Homes Holdings, Inc.                                          2,373,043
Supreme Industries, Inc.                                               4,387,832
                                                                      ----------
                                                                       6,760,875
                                                                      ----------
CHEMICAL - 1.97%
AccTech,  LLC                                                          3,816,201
                                                                      ----------
COMMUNICATIONS - 3.04%
Classic Sports, Inc.                                                     773,328
Home Shopping Network                                                  1,310,000
Latin Communications Group                                               884,380
Sun Media Corporation                                                    681,750
Telex Communications, Inc.                                             2,241,375
                                                                      ----------
                                                                       5,890,833
                                                                      ----------
ELECTRICAL EQUIPMENT/ELECTRONICS - 8.36%
Catalina Lighting, Inc.                                                1,395,000
Control Devices, Inc.                                                  1,998,949
Exide Electronics Group, Inc.                                          2,573,853
Intermetrics, Inc.                                                     2,343,704
International Wire Group                                                 595,375
Mercury Computer Systems, Inc.                                         1,512,000
Nu Horizons Electronics Corp.                                          1,485,920
Precision Dynamics, Inc.                                               4,031,825
Thermo Electron Corporation                                              275,000
                                                                      ----------
                                                                      16,211,626
                                                                      ----------
HEALTH CARE - 2.19%
D&K Wholesale Drug, Inc.                                               1,726,959
Roche Holdings, Inc.                                                   1,935,000
Sunrise Assisted Living                                                  572,500
                                                                      ----------
                                                                       4,234,459
                                                                      ----------
MANUFACTURING - INDUSTRIAL AND
CONSUMER PRODUCTS - 30.02%
C&K Manufacturing and Sales Company                                    3,607,917
Consumer Product Enterprises, Inc.                                     2,252,175
CUC International, Inc.                                                1,272,000
Elgin National Industries, Inc.                                        2,449,999
Fleming Acquisition Corporation                                        2,879,041
Hartzell Manufacturing, Inc.                                           3,305,775
Hein-Werner Corp.                                                         82,166
Hudson River Capital                                                     950,000
Hussey Seating Company                                                 3,406,007
Imax Corporation                                                         661,500
Jackson Products, Inc.                                                 2,848,712
Kappler Safety Group, Inc.                                             3,418,241
Maxtec International Corp.                                               866,574

--------------------------------------------------------------------------------
20

June 30, 1997
(Unaudited)

                      INDUSTRY CLASSIFICATION (Continued)

                                                                      Fair Value
                                                                      at 6/30/97
Corporate Restricted Securities:  (Continued)                          (Note 2A)
                                                                      ----------
MANUFACTURING - INDUSTRIAL AND
CONSUMER PRODUCTS (Continued)
PAR Acquisition Corp.                                                $ 1,165,566
Plastipak Packaging, Inc.                                              3,511,095
Sequentia, Inc.                                                        2,175,069
Star International Holdings, Inc.                                      2,352,170
Swing N'Slide Corporation                                              3,287,757
Trend Plastics, Inc.                                                   3,498,808
Truseal Technologies, Inc.                                             3,462,628
U.S. Netting, Inc.                                                     2,573,778
U.S. Silica Company                                                    3,385,902
Unidata, Inc.                                                          2,707,375
Unipac  Corporation                                                    2,074,993
                                                                      ----------
                                                                      58,195,248
                                                                      ----------
METAL FABRICATING - .22%
Molten Metal Technology                                                  425,500

MISCELLANEOUS - 9.06%
Anchor Advanced Products                                                 431,525
Archibald Candy Corp.                                                    650,000
Aurora Foods, Inc.                                                       910,125
CFP Holdings                                                             206,000
Corporate Express                                                        507,300
Eagle Pacific Industries, Inc.                                         3,344,880
Greenfield Capital Trust, Inc.                                           672,100
Hvide Capital Trust                                                      238,211
L-3 Corporation                                                          473,625
Loral Space and Communications LTD                                        90,000
Marriott International, Inc.                                             602,500
Neenah Corporation                                                       318,000
NM Holdings LLC                                                        1,995,206
Pogo Producing                                                           100,500
Protein Genetics, Inc.                                                 1,949,022
Qualcomm Financial Trust                                                 365,735
Ridell Sports, Inc.                                                      205,000
Station Casino, Inc.                                                     650,000
Therma-Wave, Inc.                                                        478,125
United Refining Company                                                1,723,750
Von Hoffman Press, Inc.                                                  397,100
W R Carpenter North America                                              621,875
Wavetek Corporation                                                      132,275
Williams Scotsman, Inc.                                                  501,250
                                                                      ----------
                                                                      17,564,104
                                                                      ----------

OIL AND GAS SERVICE - 8.05%

American Exploration Company                                           3,133,478
BP Prudhoe Bay Royalty Trust                                             435,242
Garnet Resources Corporation                                             202,500
Hardy Oil & Gas USA, Inc.                                              3,553,616
Maloney Industries, Inc.                                               3,106,218
TransMontaigne Oil Company                                             5,075,564
Wiser Oil Company                                                        101,000
                                                                    ------------
                                                                      15,607,618
                                                                    ------------
PUBLISHING - .28%
Scholastic Corp.                                                         546,000
                                                                    ------------
RECREATIONAL SUPPLIES/
EQUIPMENT - .30%
Coast Distribution System, The                                           583,190
                                                                    ------------
RETAILING - 3.81%
Cains Foods, L.P.                                                      2,701,875
Grand Metropolitan PLC                                                   846,000
Pharmaceutical Buyers Inc.                                             1,269,802
Rent-Way, Inc.                                                         2,462,960
Windy Hill Pet Foods Company                                             100,250
                                                                    ------------
                                                                       7,380,887
                                                                    ------------
SERVICES - 8.82%
Atlantic Express                                                         566,500
Budget Group, The                                                      3,070,200
Continental Airlines, Inc.                                               786,000
Corrections Corporation of America                                       365,747
Diversco, Inc.                                                         3,282,326
Integrated Health Services                                               513,750
Personnel Group                                                          106,250
Piedmont Holding, Inc.                                                 2,684,162
RailTex, Inc.                                                          2,276,700
Tidewater Holdings, Inc.                                               3,446,353
                                                                    ------------
                                                                      17,097,988
                                                                    ------------
Total Corporate Restricted
Securities 82.16%                                                   $159,255,782
                                                                    ============

NOTES TO FINANCIAL STATEMENTS                     MASSMUTUAL CORPORATE INVESTORS

(Unaudited)

1.   History

     MassMutual Corporate Investors (the "Trust") is a closed-end, non-diversified investment company. Massachusetts Mutual Life Insurance Company ("MassMutual") acts as its investment adviser.

     The Trust commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was organized as a Massachusetts business trust effective November 28, 1985.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

     A.   Valuation of Investments:

     Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

     The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trustees. Each restricted security is valued by the Trustees as of the time of the acquisition thereof and quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; if it is a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; any changes in the financial condition and prospects of the issuers; the existence of merger proposals or tender offers affecting the issuers; and in addition any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel are relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

     When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

     The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of MassMutual. In making valuations, the Trustees will consider reports by MassMutual analyzing each portfolio security in accordance with the relevant factors referred to above. MassMutual has agreed to provide such reports to the Trust at least quarterly.

     The financial statements include restricted securities valued at $159,255,782 (82.16% of net assets) as of June 30, 1997 ($124,691,206 at
     June 30, 1996) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 1997, subject to discount where appropriate, and are approved by the Trustees.

     Short-term securities with more than sixty days to maturity are valued at market and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

     B.   Accounting for Investments:

     Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

     Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

     The Trust does not accrue income when payment is delinquent or when management believes payment is questionable.

     C.   Use of Estimates:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. D. Federal Income Taxes:

     No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute such net gains.

3.   Management Fee

     Under an investment services contract, MassMutual has agreed to invest for its general account concurrently with the Trust in each restricted security purchased by the Trust. MassMutual, in addition to originating and sharing in the purchase of such securities, represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. MassMutual provides a continuing review of the investment operations of the Trust. MassMutual also provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

     Under the investment services contract, as amended July 1, 1988, the Trust pays MassMutual a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1%, approximately equivalent to .25% on an annual basis.

     The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrial Stock Price Index and the Lehman Brothers Intermediate Corporate Bond Index over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustment for the quarter ended June 30, 1997 was plus .0625%.

4.   Note Payable

     On November 5, 1993, the Trust sold to MassMutual at par a $20,000,000 Senior Fixed Rate Convertible Note due November 15, 2000 (the "Note") which accrues at 5.33% per annum. The Note holder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion.

5.   Purchases and Sales of Investments

                                            For the                For the
                                          six months             six months
                                         ended 6/30/97          ended 6/30/96
                                         -------------          -------------
                                             Cost of Investments Acquired
                                             ----------------------------
     Corporate restricted securities     $ 43,552,955            $ 22,730,200
     Corporate public securities           18,788,603              43,557,906
     Short-term securities                162,686,025             137,113,899

                                          Proceeds from Sales or Maturities
                                          ---------------------------------
     Corporate restricted securities     $ 35,457,035            $ 23,418,933
     Corporate public securities           39,056,761              46,225,168
     Short-term securities                162,795,770             139,963,296

     The aggregate cost of investments is the same for financial reporting and federal income tax purposes as of June 30, 1997. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of June 30, 1997 is $10,377,088 and consists of $24,363,047 appreciation and $13,985,959 depreciation.

     The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 1996. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of June 30, 1996 was $12,012,529 and consisted of $27,059,700 appreciation and $15,047,171 depreciation.

6.   Quarterly Results of Investment Operations

                                                                                      Per                                   Per
                                                                Amount               Share           Amount                Share
                                                               --------             -------         --------              -------

                                                                      March 31, 1997                        March 31, 1996
                                                               -----------------------------        -----------------------------
     Investment income                                         $ 4,060,824                           $ 3,739,245
     Net investment income                                       3,057,559             $ .72           2,758,149            $ .65
     Net realized and unrealized gain (loss) on investments      3,704,899               .87            (763,492)            (.18)

                                                                       June 30, 1997                        June 30, 1996
                                                               -----------------------------        -----------------------------
     Investment income                                           4,141,453                             3,735,914
     Net investment income                                       3,066,951               .72           2,701,597              .64
     Net realized and unrealized gain on investments            14,759,526              3.47           9,604,490             2.26

24